SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Joint Venture with BioXtek, LLC

On February 4, 2025, the Company entered into a Binding Memorandum of Understanding (“Binding MOU”) with BioXtek, LLC, a Florida limited liability company (“BioXtek”) setting forth the terms of a joint development, manufacturing, marketing and funding arrangement to be entered into by the Company and BioXtek in various phases (“Joint Venture”).

The Joint Venture contemplates, among other matters:

●	The Company relocating its current operations located at Nova Southeastern University in Davie, Florida, to sublet space at the BioXtek Facility in Pompano Beach, Florida expected to be completed by May 31. 2025, which will include administrative, laboratory (research and development) and clean room (tissue processing) space, as well as shared common area space;

●	The Company and BioXtek establishing a jointly-owned (50/50) special purpose entity (the “SPE”), to pursue the development and commercialization of agreed upon products including membrane patches that are used primarily in the wound care and surgical markets (“Membrane Products”), and conduct and complete required clinical trials and/or studies for mutually agreed upon indications and products with the goal of the SPE obtaining FDA approval in the form of a BLA license or other designated license required by the FDA to permit the SPE to commercialize the product(s) (the “SPE Business”). The Company and BioXtek have agreed to use their respective commercially reasonable efforts to secure funding for the SPE Business. In addition, under the terms of the Joint Venture, the SPE will become the exclusive distributor (subject to certain agreed upon exceptions for current customers of BioXtek) of the Membrane Products;

●	In addition, as a result of the Joint Venture, the parties intend to seek operating efficiencies as a result of overlap in their respective operations, including administrative, laboratory and research personnel and research and manufacturing assets used in connection with the SPE Business and their respective individual businesses;

The Company and BioXtek have agreed to work in good faith towards the preparation, authorization, execution and delivery of a series of definitive agreements documenting the Joint Venture on the terms set forth in the Binding MOU and including other terms and conditions typical and customary for agreements of this type and nature. However, in the event the Parties fail to agree upon and execute such definitive agreements, then the Binding MOU shall govern the terms of the Joint Venture.

Grant of Unvested Restricted Common Stock

Effective February 1, 2025, in connection with an agreement with an independent sales representative (the “Representative”), the Company agreed to grant the Representative 40,000 shares of the Company’s common stock which shall vest quarterly over a 2-year period beginning with the first month subsequent to the monthly period that the Representative has generated a cumulative amount of sales for ZEO in excess of $500,000 (“Sales Milestone”). Upon a termination of the Agreement for cause or the failure of the Representative to achieve the Sales Milestone during the 1st year of the Agreement, all unvested shares as of such time shall be forfeited (except in the case of a sale of the Company). In addition, the Representative will be entitled to receive commissions on sales of the Company’s products to customers introduced by the Representative in the form of cash and common stock of the Company based on sales milestones. The agreement may be terminated by the Company at any time upon 30 days written notice for failure of Representative to meet sales targets, to be solely determined by the Company. The fair value of the shares as of the date of grant was $104,000. The Company will amortize $104,000 of stock-based compensation expense over the remaining term of the agreement beginning when the Representative has met the vesting conditions.

On May 8, 2025, the Company entered into an agreement with a non-affiliated consultant (the “Consultant”) to advise the Company on strategic communication investor relation programs (“Consulting Agreement”). In connection with the Consultant Agreement, the Company granted the Consultant 100,000 shares of common stock and warrants to purchase an additional 500,000 shares of common stock (the “Warrants”) The Warrants vest in five equal tranches of 100,000 shares, at various exercise prices ranging between $3.50 - $10.00 per share, and are exercisable on the terms provided in the consulting agreement entered into between the Company and the Consultant. Once vested, the Warrants are exercisable for a period of ninety (90) days from the date they become exercisable. The Company issued the foregoing securities pursuant to the exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), afforded by Section 4(a)(2) thereof.

On May 8, 2025, the Company awarded the following options to purchase shares of common stock (“Options”) under the Incentive Plan:

(a) The Company awarded Options under the Incentive Plan for 55,000 shares of common stock, to each of Ian Bothwell, our Interim Chief Executive Officer and Chief Financial Officer and a member of the board of directors, and George Shapiro, our Chief Medical Officer and a member of the board of directors. The Options are fully vested as of the award date and are exercisable for a period of five (5) years from the award date at an exercise price of $2.86 per share.

(b) The Company awarded Options under the Incentive Plan for 5,000 shares of common stock to each of Chuck Bretz, Jerry Glauser, Leathem Stearn and Gurvinder Pal Singh, our non-executive directors. The Options are fully vested as of the award date and are exercisable for a period of five (5) years from the award date at an exercise price of $2.86 per share.

(c) The Company awarded Options under the 2021 Plan for 5,000 shares of common stock to each of Chuck Bretz, Jerry Glauser, Leathem Stearn and Gurvinder Pal Singh. The Options vest as to 2,000 shares as of the grant date and as to the remaining balance of 3,000 shares on September 23, 2025, and are exercisable for a period of five (5) years from the award date at an exercise price of $2.86 per share.

On May 8, 2025, the Company awarded warrants to purchase 55,000 shares of our common stock to Greyt Ventures, LLC, a principal shareholder of the Company in consideration of consulting services rendered to the Company. The warrants are fully vested as of the award date and are exercisable for a period of five (5) years from the award date at an exercise price of $2.86 per share.

NOTE 16 – SUBSEQUENT EVENTS

Series C Preferred Shares

During December 2024, Skycrest requested that it be allowed to transfer the 50 shares of Series C Preferred Shares of the Company it holds to Ian T. Bothwell, the Company’s Interim Chief Executive Officer and Chief Financial Officer (the “Transfer”). In December 2024, the Board of Directors of the Company approved the Transfer and the Transfer was completed.